Estimated Useful Lives of Assets (Detail)	12 Months Ended
Dec. 31, 2012
Computer hardware | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Computer hardware | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	Lesser of related lease term or useful life